Events After Reporting Period - Additional Information (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Feb. 09, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Purchase of treasury shares	₩ 300,000	₩ (763,081)	₩ 190,105	₩ 110,097
Treasury shares	₩ 100,000	₩ 202,295	₩ 1,009,798